Acquisition (Details) - USD ($)						12 Months Ended
		May 26, 2023	Dec. 21, 2022	Mar. 18, 2022	Mar. 12, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Acquisition [Line Items]
Amount paid						$ 10,076,600
Newly issued ordinary shares (in Shares)					3,333,335
Closing amount						1,000,000
Cash earnout						1,998,500		$ 1,998,500
Net (loss) income						$ (6,187,511)	$ (9,579,760)	$ 1,896,188
Paid to sellers			$ 9,550,000	$ 1,000,000
Payment of acquisition		$ 21,292,948
Per ordinary share (in Dollars per share)		$ 1.14
Yinhua [Member]
Acquisition [Line Items]
Equity percentage						100.00%
Feipeng BVI [Member]
Acquisition [Line Items]
Equity percentage			100.00%					100.00%
Alliance BVI [Member]
Acquisition [Line Items]
Equity percentage		100.00%
Yinhua [Member]
Acquisition [Line Items]
Total consideration						$ 7,078,100
Newly issued ordinary shares (in Shares)				3,826,000
Net (loss) income								$ 1,300,000
Acquired shares outstanding				100.00%
Net income								1,300,000
Yinhua [Member] | Busines Acquisition [Member]
Acquisition [Line Items]
Acquisitions per share (in Dollars per share)						$ 1.85
Feipeng BVI [Member]
Acquisition [Line Items]
Net (loss) income							2,400,000
Acquisition amount								14,540,436
Closing cash								$ 9,550,000
Number of shares valued							4,990,436
Alliance BVI [Member]
Acquisition [Line Items]
Total consideration		$ 5,208,768
Newly issued ordinary shares (in Shares)		4,569,095
Cash earnout		$ 8,042,090
Net income		$ 2,000,000					427,171
Common Stock [Member]
Acquisition [Line Items]
Newly issued ordinary shares (in Shares)	[1]					625,000
Net (loss) income
Common Stock [Member] | Yinhua [Member]
Acquisition [Line Items]
Newly issued ordinary shares (in Shares)						3,826,000
Paid to sellers				$ 1,000,000
Common Stock [Member] | Yinhua [Member] | Busines Acquisition [Member]
Acquisition [Line Items]
Acquisitions per share (in Dollars per share)						$ 1.85

[1]	Giving retroactive effect to the re-denomination and nominal issuance of shares effected on February 12, 2020, the surrender and cancellation of shares effected on May 21, 2020 and the reverse stock split effected on July 1, 2024.